<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 14th day of February, 2013.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 252
FORM 13F INFORMATION TABLE VALUE TOTAL: $576,193,372

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Amex Health Care SPDR
Antares Pharma Inc.
Apache Corp.
Apollo Commercial Real Estate Fin


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1151C101
00507V109
00508Y102
18490102
01861G100
18772103
02209S103
023135106
025537101
25816109
81369Y209
036642106
037411105
03762U105

$11,662,703
$6,619,299
$5,358,570
$651,558
$253,649
$339,401
$875,472
$309,393
$1,139,040
$581,768
$286,682
$333,671
$264,966
$525,094
$4,047,225
$405,750


125,608
101,058
80,580
61,352
3,745
3,700
18,400
84,998
36,229
2,319
6,717
5,805
6,644
137,820
51,557
25,000

125,608

101,058

80,580

61,352

3,745

3,700

18,400

84,998

36,229

2,319

6,717

5,805

6,644

137,820

51,557

25,000




Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture PLC CL A
Activision Blizzard, Inc.
Acuity Brands, Inc.
Allergan, Inc.
Alliance Holdings GP LP
Alliance One International
Altria Group, Inc.
Amazon Com, Inc.
American Electric Power Company
American Express Company
Amex Health Care SPDR
Antares Pharma Inc.
Apache Corp.
Apollo Commercial Real Estate Finance

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

125,608
101,058
80,580
61,352
3,745
3,700
18,400
84,998
36,229
2,319
6,717
5,805
6,644
137,820
51,557
25,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apple Computer Corp.
Armour Residential Reit, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Bellatrix Exploration
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Berry Plastics Group, Inc.
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

037883100
042315101
00206R102
53015103
057665200
60505104
67901108
71813109
54937107
075887109
078314101
084670702
084670108
08579W103
88606108
09060J106
096627104


$23,514,064
$71,170
$4,887,080
$332,585
$6,301,075
$4,625,111
$290,583
$307,969
$9,474,367
$489,000
$321,000
$15,708,802
$2,413,080
$241,200
$3,947,584
$128,654
$448,200


44,185
11,000
144,974
5,842
172,869
398,373
8,300
4,620
325,468
6,254
75,000
175,126
18
15,000
50,339
29,850
18,000


44,185
11,000
144,974
5,842
172,869
398,373
8,300
4,620
325,468
6,254
75,000
175,126
18
15,000
50,339
29,850
18,000










Apple Computer Corp.
Armour Residential Reit, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Balchem Corp.
Bank of America Corp.
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Bellatrix Exploration
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Berry Plastics Group, Inc.
BHP Billiton Ltd. ADR
Biodelivery Sci International, Inc.
Boardwalk Pipeline Partners

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


44,185
11,000
144,974
5,842
172,869
398,373
8,300
4,620
325,468
6,254
75,000
175,126
18
15,000
50,339
29,850
18,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BP PLC Sponsored ADR
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital One Financial Corp.
Carlyle Group
Caterpillar, Inc.
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.
ChevronTexaco Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
ConocoPhillips
Copano Energy LLC

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


55622104
110122108
118230101
136385101
14040H105
14309L102
149123101
15135U109
156700106
165167107
166764100
17275R102
172967424
191216100
194162103
20825C104
217202100


$578,130
$3,258,120
$765,159
$548,530
$865,706
$296,742
$9,189,083
$209,860
$254,319
$730,233
$3,486,001
$7,019,277
$632,683
$6,190,884
$5,192,815
$2,580,117
$948,900


13,884
99,973
16,850
19,000
14,944
11,400
102,547
6,257
6,501
43,937
32,236
357,226
15,993
170,783
49,673
44,492
30,000


13,884
99,973
16,850
19,000
14,944
11,400
102,547
6,257
6,501
43,937
32,236
357,226
15,993
170,783
49,673
44,492
30,000









BP PLC Sponsored ADR
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital One Financial Corp.
Carlyle Group
Caterpillar, Inc.
Cenovus Energy
CenturyLink, Inc.
Chesapeake Energy Corp.
ChevronTexaco Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
ConocoPhillips
Copano Energy LLC

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,884
99,973
16,850
19,000
14,944
11,400
102,547
6,257
6,501
43,937
32,236
357,226
15,993
170,783
49,673
44,492
30,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


22542D852
231269101
126650100
237690102
23311P100
244199105
249030107
25179M103
254687106
25746U109
260003108
26441C204
263534109
278058102
283702108
29076N206
268648102

$690,163
$34,300
$2,978,989
$31,860
$1,740,975
$261,853
$475,320
$5,466,021
$1,829,733
$703,185
$2,490,738
$1,797,118
$225,800
$503,657
$2,473,293
$386,345
$4,408,803


28,590
10,000
61,613
19,309
41,700
3,030
12,000
105,035
36,749
13,575
37,905
28,168
5,020
9,296
66,900
108,220
174,261


28,590
10,000
61,613
19,309
41,700
3,030
12,000
105,035
36,749
13,575
37,905
28,168
5,020
9,296
66,900
108,220
174,261










Credit Suisse ETN
Curis, Inc.
CVS Caremark Corp.
Data I/O Corp.
DCP Midstream Partners LP
Deere & Co., Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Dover Corporation
Duke Energy Corporation
Dupont de nemours E.I.
Eaton Corp
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


28,590
10,000
61,613
19,309
41,700
3,030
12,000
105,035
36,749
13,575
37,905
28,168
5,020
9,296
66,900
108,220
174,261


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Emerson Electric

Enbridge Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise Products Partners

Exactech, Inc.

Examworks Group, Inc.

Exxon  Mobile Corporation

Facebook, Inc.

Fidelity National Info. Services

Fifth Street Finance Corp.

First Citizens Bancshares CL A

Franco Nevada Corp.

Freeport McMoran Copper & Gold

General Dynamics Corp.

General Electric Company

Glaxo Smith Kline PLC


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


291011104
29250R106
29273V100
29273R109
293792107
30064E109
30066A105
30231G102
30303M102
31620M106
31678A103
31946M103
351858105
35671D857
369550108
369604103
37733W105

$993,794
$1,261,080
$627,624
$1,262,786
$5,220,590
$339,000
$475,394
$10,320,741
$694,774
$821,516
$521,000
$701,742
$509,099
$389,880
$331,318
$10,714,471
$260,646


18,765
45,200
13,800
29,415
104,245
20,000
33,981
119,246
26,100
23,600
50,000
4,292
8,905
11,400
4,783
510,456
5,996


18,765
45,200
13,800
29,415
104,245
20,000
33,981
119,246
26,100
23,600
50,000
4,292
8,905
11,400
4,783
510,456
5,996










Emerson Electric
Enbridge Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise Products Partners
Exactech, Inc.
Examworks Group, Inc.
Exxon  Mobile Corporation
Facebook, Inc.
Fidelity National Info. Services
Fifth Street Finance Corp.
First Citizens Bancshares CL A
Franco Nevada Corp.
Freeport McMoran Copper & Gold
General Dynamics Corp.
General Electric Company
Glaxo Smith Kline PLC



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


18,765
45,200
13,800
29,415
104,245
20,000
33,981
119,246
26,100
23,600
50,000
4,292
8,905
11,400
4,783
510,456
5,996



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Goldman Sachs Group, Inc.
Google, Inc. CL A
Government Properties Income Reit
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntsman Corporation
Inergy Midstream LLC
Infinera Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


38141G104
38259P508
38376A103
393122106
78355W106
414585109
41902R103
428236103
431284108
437076102
443510201
447011107
45671U106
45667G103
458140100
459200101
06739F291



$1,899,751
$8,228,952
$1,466,964
$6,052,424
$255,936
$945,337
$7,961,281
$184,965
$1,897,819
$538,590
$890,138
$2,137,755
$278,125
$91,653
$5,784,920
$7,765,245
$1,088,826



14,893
11,633
61,200
146,406
4,800
24,516
320,890
12,980
56,736
8,708
10,518
134,450
12,500
15,775
280,549
40,539
18,352



14,893
11,633
61,200
146,406
4,800
24,516
320,890
12,980
56,736
8,708
10,518
134,450
12,500
15,775
280,549
40,539
18,352











Goldman Sachs Group, Inc.
Google, Inc. CL A
Government Properties Income Reit
Green Mountain Coffee Roaster
Guggenhgeim S&P Equal Weight
Harris Teeter Supermarkets
Hatteras Financial Corp.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Huntsman Corporation
Inergy Midstream LLC
Infinera Corp.
Intel Corp
International Business Machines
Ipath MSCI India ETN



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,893
11,633
61,200
146,406
4,800
24,516
320,890
12,980
56,736
8,708
10,518
134,450
12,500
15,775
280,549
40,539
18,352



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares Dow Jones  Select Div. Fund
Ishares ETF MSCI Frntr 100 Idx Fd
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares MSCI Brazil Free Indx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Jap Indx Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom
Ishares TR Iboxx $ High Yld Corp
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287168
464286145
464287184
464285105
464287242
464286400
464287465
464287234
464286871
464286848
464286665
464287200
464287341
464287275
464288513
464287655
464287499



$501,537
$228,417
$2,094,097
$1,268,538
$349,056
$358,743
$1,639,501
$8,205,681
$505,367
$877,500
$349,543
$5,588,186
$386,325
$205,240
$1,212,087
$2,091,389
$4,180,628



8,762
8,270
51,770
77,920
2,885
6,413
28,834
185,021
26,023
90,000
7,415
39,040
10,100
3,590
12,984
24,803
36,964



8,762
8,270
51,770
77,920
2,885
6,413
28,834
185,021
26,023
90,000
7,415
39,040
10,100
3,590
12,984
24,803
36,964











Ishares Dow Jones  Select Div. Fund
Ishares ETF MSCI Frtr 100 Idx Fd
Ishares FTSE XINHUA
Ishares Gold Trust
Ishares Iboxx Investor
Ishares MSCI Brazil Free Indx Fnd
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Jap Indx Fd
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P Global Telecom
Ishares TR Iboxx $ High Yld Corp
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

8,762
8,270
51,770
77,920
2,885
6,413
28,834
185,021
26,023
90,000
7,415
39,040
10,100
3,590
12,984
24,803
36,964

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR S&P Citigrp 1-3 Yr, Intl.
Javelin Mortgage Investment Co.
Johnson & Johnson
KB Home
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinder Morgan Hold Co. LLC
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Legacy Reserves LP
Lender Processing Services
Lennox International, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464288125
47200B104
478160104
48666K109
487836108
494368103
494550106
49456B101
50075N104
501014104
524707304
52602 E102
526107107
532457108
534187109
536020100
548661107

$1,135,143
$1,431,750
$13,357,994
$2,883,895
$6,548,301
$394,288
$3,541,878
$352,417
$793,724
$135,072
$642,600
$296,671
$494,476
$265,046
$254,338
$1,730,284
$9,782,394

11,700
75,000
190,556
182,525
117,248
4,670
44,390
9,975
17,456
14,400
27,000
12,050
9,415
5,374
9,820
49,100
275,405

11,700
75,000
190,556
182,525
117,248
4,670
44,390
9,975
17,456
14,400
27,000
12,050
9,415
5,374
9,820
49,100
275,405









Ishares TR S&P Citigrp 1-3 Yr, Intl.


Javelin Mortgage Investment Co.


Johnson & Johnson


KB Home


Kellogg Company


Kimberly-Clark Corp


Kinder Morgan Energy Partners LP


Kinder Morgan Hold Co. LLC


Kraft Foods, Inc. CL A


Krispy Kreme Doughnuts, Inc.


Legacy Reserves LP


Lender Processing Services


Lennox International, Inc.


Lilly, Eli & Co.


Lincoln National Corp.


Linn Energy


Lowes Companies Inc.





0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,700
75,000
190,556
182,525
117,248
4,670
44,390
9,975
17,456
14,400
27,000
12,050
9,415
5,374
9,820
49,100
275,405

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Medley Capital Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
MGC Diagnostics
Microsoft Corporation
Mondelez International, Inc.
Morgan, JP Chase & Co.
Morgan, JP Exc Trded NT Alrn MLP
Mosaic Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


559080106
57060U613
57060U589
57060U605
57060U100
580135101
58503F106
585055106
58933Y105
591520200
592688105
552768103
594918104
609207105
46625H100
46625H365
61945C103

$746,841
$1,177,790
$308,368
$2,217,503
$549,953
$9,181,779
$624,042
$1,661,884
$7,457,221
$180,540
$1,430,420
$190,820
$13,270,501
$1,005,681
$5,785,748
$1,277,257
$2,729,283

17,292
27,635
15,582
42,030
11,855
104,090
42,860
40,514
182,150
18,000
7,400
32,343
496,842
39,511
131,584
33,210
48,195

17,292
27,635
15,582
42,030
11,855
104,090
42,860
40,514
182,150
18,000
7,400
32,343
496,842
39,511
131,584
33,210
48,195









Magellan Midstream Partners
Market Vectors ETF Brazil Small
Market Vectors ETF Jr Gold Miners
Market Vectors ETF TR Global
Market Vectors ETF TR Gold Miners
McDonalds Corporation
Medley Capital Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
MGC Diagnostics
Microsoft Corporation
Mondelez International, Inc.
Morgan, JP Chase & Co.
Morgan, JP Exc Trded NT Alrn MLP
Mosaic Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


17,292
27,635
15,582
42,030
11,855
104,090
42,860
40,514
182,150
18,000
7,400
32,343
496,842
39,511
131,584
33,210
48,195

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









National Presto Industries, Inc.
New York Mortgage Trust, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.
Oracle Corp.
Pacific Coast Oil Trust
Pepsico, Inc.
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Phillips 66


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


6706D8104
649604501
65080T102
65339F101
654902204
66987E206
66987V109
67074U103
674599105
680223104
68389X105
694103102
713448108
716549100
717081103
718172109
718546104

$2,059,180
$632,000
$135,205
$812,567
$63,595
$110,811
$697,186
$885,000
$766,483
$438,013
$2,447,987
$346,800
$22,516,686
$265,919
$9,301,887
$9,266,141
$1,099,701

29,800
100,000
29,202
11,744
16,100
24,570
11,014
50,000
10,005
41,128
73,469
20,000
329,047
11,117
370,899
110,786
20,710

29,800
100,000
29,202
11,744
16,100
24,570
11,014
50,000
10,005
41,128
73,469
20,000
329,047
11,117
370,899
110,786
20,710









National Presto Industries, Inc.
New York Mortgage Trust, Inc.
Newbridge Bancorp
Nextera Energy, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novartis A G Spon ADR F
Nuveen Energy MLP Total Return
Occidental Pete. Corp.
Old Rep. Intl. Corp.
Oracle Corp.
Pacific Coast Oil Trust
Pepsico, Inc.
Petroleum & Res. Corp.
Pfizer, Inc.
Philip Morris International, Inc.
Phillips 66



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


29,800
100,000
29,202
11,744
16,100
24,570
11,014
50,000
10,005
41,128
73,469
20,000
329,047
11,117
370,899
110,786
20,710

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Plains All American Pipeline LP
Praxair, Inc.
Procter & Gamble
Prospect Capital Corporation
PVR Partners LP
QR Energy LP
Qualcomm, Inc.
Ralph Lauren Corporation
Regions Financial Corp.
Reynolds American, Inc.
RLJ Lodging Trust
Rochester Medical Corp.
Rock-Tenn Company
Royal Bank CDA Montreal
SCBT Finanical Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


72201B101
723787107
726503105
74005P104
742718109
74348T102
693665101
74734R108
747525103
751212101
7591EP100
761713106
74965L101
771497104
772739207
780087102
78401V102

$232,920
$447,678
$2,116,689
$221,089
$12,395,492
$1,676,371
$2,240,515
$2,215,917
$8,660,158
$239,872
$84,500
$719,639
$205,322
$229,320
$1,188,470
$210,206
$607,481

12,000
4,200
46,788
2,020
182,582
154,220
86,240
133,650
139,997
1,600
11,848
17,370
10,600
22,750
17,000
3,486
15,119

12,000
4,200
46,788
2,020
182,582
154,220
86,240
133,650
139,997
1,600
11,848
17,370
10,600
22,750
17,000
3,486
15,119









Pimco Corporate Opportunity Fund

Pioneer Natural Res. Co.

Plains All American Pipeline LP

Praxair, Inc.

Procter & Gamble

Prospect Capital Corporation

PVR Partners LP

QR Energy LP

Qualcomm, Inc.

Ralph Lauren Corporation

Regions Financial Corp.

Reynolds American, Inc.

RLJ Lodging Trust

Rochester Medical Corp.

Rock-Tenn Company

Royal Bank CDA Montreal

SCBT Finanical Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,000

4,200

46,788

2,020

182,582

154,220

86,240

133,650

139,997

1,600

11,848

17,370

10,600

22,750

17,000

3,486

15,119


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
SCHW US Brd. Mkt. ETF
SCHW US LCAP ETF
SCHW US SCAP ETF
Schwab Charles The Corporation
Sempra Energy
Sonoco Products
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
Spectra Energy Corp.
St. Jude Medical, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


808524508
806857108
808524706
808524102
808524201
808524607
808513105
816851109
835495102
84265V105
78463X863
78463V107
78467Y107
78462F103
78463X400
847560109
790849103

$1,225,225
$204,777
$3,226,837
$262,720
$778,886
$264,324
$149,445
$277,021
$3,768,723
$1,039,863
$328,526
$2,219,679
$442,918
$2,424,388
$3,307,378
$1,839,334
$1,471,802

43,965
2,955
122,275
7,635
22,976
6,934
10,407
3,905
126,765
27,466
7,945
13,700
2,385
17,024
44,640
67,178
40,725

43,965
2,955
122,275
7,635
22,976
6,934
10,407
3,905
126,765
27,466
7,945
13,700
2,385
17,024
44,640
67,178
40,725









SCH US Mid-Cap ETF
Schlumberger Ltd.
SCHW Emerging Market EQ ETF
SCHW US Brd. Mkt. ETF
SCHW US LCAP ETF
SCHW US SCAP ETF
Schwab Charles The Corporation
Sempra Energy
Sonoco Products
Southern Copper Corp.
SPDR DJ Wilshire Int'l Real Est ETF
SPDR Gold Trust
SPDR S&P 400 Midcap Grow ETF
SPDR S&P 500 ETF
SPDR S&P China ETF
Spectra Energy Corp.
St. Jude Medical, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


43,965
2,955
122,275
7,635
22,976
6,934
10,407
3,905
126,765
27,466
7,945
13,700
2,385
17,024
44,640
67,178
40,725

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
TICC Capital Corp.
Tiffany & Company
Tortoise MLP Fund, Inc.
Total SA Spons ADR
Toyota Motor CP ADR
Tupperware Brands Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


858912108
863667101
864482104
86764L108
867914103
78486Q101
871829107
875465106
87611X105
87612E106
881624209
87244T109
886547108
89148B101
89151E109
892331307
899896104

$839,520
$471,452
$206,113
$2,447,213
$259,215
$226,399
$6,391,616
$365,666
$2,455,866
$457,029
$3,241,597
$503,672
$1,082,407
$734,687
$222,083
$3,197,822
$506,390

9,000
8,600
5,304
49,210
9,143
4,045
201,883
10,692
65,700
7,724
86,813
49,770
18,877
29,975
4,270
34,293
7,900

9,000
8,600
5,304
49,210
9,143
4,045
201,883
10,692
65,700
7,724
86,813
49,770
18,877
29,975
4,270
34,293
7,900









Stericycle, Inc.
Stryker Corporation
Suburban Propane Partners LP
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Tanger Fact. Outlet Ctrs
Targa Resources Partners LP
Target Corporation
Teva Pharmaceutical
TICC Capital Corp.
Tiffany & Company
Tortoise MLP Fund, Inc.
Total SA Spons ADR
Toyota Motor CP ADR
Tupperware Brands Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,000
8,600
5,304
49,210
9,143
4,045
201,883
10,692
65,700
7,724
86,813
49,770
18,877
29,975
4,270
34,293
7,900

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Unifi, Inc.
Unifirst Corporation - Mass
Unilever PLC ADR
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vale SA ADR
Vanguard  S&P 500 ETF
Vanguard Bond Index
Vanguard Dividend Apprec. ETF
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Health Systems, Inc.
Vanguard Mega Cap 300 Growth
Vanguard Mid-Cap ETF
Vanguard National Res. LLC


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

904677200
904708104
904767704
907818108
91324P102
913017109
902973304
91912E105
922908413
921937819
921908844
922042858
922908736
922036207
921910816
922908629
92205F106

$316,872
$1,071,938
$2,886,883
$378,417
$229,761
$8,688,057
$416,250
$1,663,176
$5,780,658
$606,189
$772,623
$5,568,630
$390,921
$1,192,060
$745,937
$1,168,999
$2,427,100

24,356
14,620
74,556
3,010
4,236
105,939
15,000
79,350
88,674
6,869
12,970
125,053
5,492
97,311
13,450
14,180
93,350

24,356
14,620
74,556
3,010
4,236
105,939
15,000
79,350
88,674
6,869
12,970
125,053
5,492
97,311
13,450
14,180
93,350





















Unifi, Inc.

Unifirst Corporation - Mass

Unilever PLC ADR

Union Pacific Corp.

United Health Group, Inc.

United Technologies Corp.

US Bancorp Del

Vale SA ADR

Vanguard  S&P 500 ETF

Vanguard Bond Index

Vanguard Dividend Apprec. ETF

Vanguard Emerging Markets Vipers

Vanguard Growth ETF

Vanguard Health Systems, Inc.

Vanguard Mega Cap 300 Growth

Vanguard Mid-Cap ETF

Vanguard National Res. LLC


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

24,356
14,620
74,556
3,010
4,236
105,939
15,000
79,350
88,674
6,869
12,970
125,053
5,492
97,311
13,450
14,180
93,350

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard Reit
Vanguard Small Cap
Vanguard Total Stock Market
Vanguard Whitehall Funds
Vaughn-Bassett Furniture Co.
Verizon Communications
VF Corporation
Vodafone Group PLC Spnsred ADR
Vringo, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Weyerhaeuser Company
Whitehorse Finance, Inc.
Yum Brands, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

922908553
922908751
922908769
921946406
92238J109
92343V104
918204108
92857W209
92911N104
931422109
931142103
949746101
962166104
96524V106
988498101

$349,583
$1,213,276
$310,780
$277,763
$0
$934,459
$1,506,832
$355,985
$267,240
$5,914,938
$11,241,507
$2,107,607
$573,064
$740,500
$525,622

5,313
14,997
4,241
5,625
19,972
21,596
9,981
14,132
93,115
159,820
164,759
61,662
20,599
50,000
7,916

5,313
14,997
4,241
5,625
19,972
21,596
9,981
14,132
93,115
159,820
164,759
61,662
20,599
50,000
7,916








Grand Total 12/31/12




$576,193,372















Vanguard Reit
Vanguard Small Cap
Vanguard Total Stock Market
Vanguard Whitehall Funds
Vaughn-Bassett Furniture Co.
Verizon Communications
VF Corporation
Vodafone Group PLC Spnsred ADR
Vringo, Inc.
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Weyerhaeuser Company
Whitehorse Finance, Inc.
Yum Brands, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,313
14,997
4,241
5,625
19,972
21,596
9,981
14,132
93,115
159,820
164,759
61,662
20,599
50,000
7,916

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

